Financial Risk Management - Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
10% strengthening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ (6,452)	₩ (10,313)	₩ (5,841)
Impact on equity	₩ (15,351)	₩ (18,460)	₩ (15,836)
10% weakening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ 6,452	₩ 10,313	₩ 5,841
Impact on equity	₩ 15,351	₩ 18,460	₩ 15,836
10% percentage increase in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ 519	₩ 1,473	₩ 2,660
Impact on equity	₩ 129,404	₩ 121,423	₩ 113,948
10% decrease in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Impact on profit before income tax	₩ (519)	₩ (1,473)	₩ (2,660)
Impact on equity	₩ (129,404)	₩ (121,423)	₩ (113,948)
100 basis point increase in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Impact on profit before income tax	₩ (1,658)	₩ (2,693)	₩ 635
Impact on equity	₩ (11,903)	₩ (4,718)	₩ (2,045)
100 basis point decrease in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Impact on profit before income tax	₩ 1,665	₩ 2,696	₩ (669)
Impact on equity	₩ 12,337	₩ 5,037	₩ 2,100